Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Liquidity

Note 16—Liquidity

During the nine months ended September 30, 2021, and in each fiscal year since the Company’s inception, it has incurred net losses and generated negative cash flow from operations. The Company intends to fund its future operations and meet financial obligations through continued revenue growth along with new service offerings. Additionally, the Company is actively evaluating attractive avenues for growth, including potential acquisitions that would provide additional revenue. However, management believes that additional capital will be needed to support the Company’s growth and related cash flows generated from operations. Management plans to finance existing and future operations, product development, and acquisitions by raising additional capital through debt or equity financing.

In management’s opinion, additional debt, or equity financing, combined with the availability of the Company’s line of credit, and certain cost reduction plans, will provide liquidity for the Company for at least one year. However, it is possible additional funding, if needed, may have terms that are less favorable to the Company than its existing terms.

Note 20—Liquidity

During fiscal 2020, and in each fiscal year since the Company’s inception, it has incurred net losses and generated negative cash flow from operations. The Company intends to fund its future operations and meet financial obligations through continued revenue growth along with new service offerings. Additionally, the Company is actively evaluating attractive avenues for growth, including potential acquisitions that would provide additional revenue. However, management believes that additional capital will be needed to support the Company’s growth and related cash flows generated from operations. Management plans to finance existing and future operations, product development, and acquisitions by raising additional capital through debt or equity financing.

In management’s opinion, additional debt or equity financing, combined with the availability of the Company’s line of credit, and certain cost reduction plans, will provide liquidity for the Company for at least one year. However, it is possible additional funding, if needed, may have terms that are less favorable to the Company than its existing terms.